Offerings	Sep. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value
Maximum Aggregate Offering Price	$ 6,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 828.60
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”)

Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-funded Warrants to purchase Class A Ordinary Shares
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A ordinary shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A ordinary share issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Shares and pre-funded warrants (including the Class A ordinary shares issuable upon exercise of the pre-funded warrants), if any, is $6,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying the Pre-Funded Warrant
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A ordinary shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A ordinary share issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Shares and pre-funded warrants (including the Class A ordinary shares issuable upon exercise of the pre-funded warrants), if any, is $6,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value
Amount Registered | shares	4,364,044
Proposed Maximum Offering Price per Unit	1.1550
Maximum Aggregate Offering Price	$ 5,040,470.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 696.08
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(c) under the Securities Act of 1933, based on the average of the high and low trading prices on September 9, 2026 of the Registrant’s Class A ordinary shares listed on Nasdaq Capital Market.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value
Maximum Aggregate Offering Price	$ 10,000,000.00
Amount of Registration Fee	$ 1,381.00
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded Warrants to purchase Class A Ordinary Shares
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A ordinary shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A ordinary share issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Shares and pre-funded warrants (including the Class A ordinary shares issuable upon exercise of the pre-funded warrants), if any, is $6,000,000.
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying the Pre-Funded Warrant
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A ordinary shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A ordinary share issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Shares and pre-funded warrants (including the Class A ordinary shares issuable upon exercise of the pre-funded warrants), if any, is $6,000,000.
Offering: 8
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value
Amount Registered | shares	3,555,893
Proposed Maximum Offering Price per Unit	0.4320
Maximum Aggregate Offering Price	$ 1,536,145.77
Amount of Registration Fee	$ 212.14
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.